THESE FUNDS ARE NEITHER INSURED NOR                       FINANCIAL
GUARANTEED BY THE U.S. GOVERNMENT, THE          [LOGO]    INVESTORS
FDIC, THE FEDERAL RESERVE BOARD OR ANY                    TRUST
OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
GE Investment
Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905

DISTRIBUTOR & ADMINISTRATOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202-5627

LEGAL COUNSEL                                             SEMI ANNUAL REPORT
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, Colorado  80202                                   OCTOBER 31, 1998

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN &
TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1978
Boston, Massachusetts  02105

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442


GE INVESTMENTS
-----------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR
                                             GE INVESTMENTS
                                             -----------------------------------
                                             THE INVESTMENT MANAGEMENT ARM OF GE
                                             INVESTMENT ADVISOR
ALPS MUTUAL FUNDS SERVICES
-----------------------------------
SPONSOR AND DISTRIBUTOR

LETTER FROM THE TRUST ---------------------------------------------------------

Dear Shareholders:

     We are pleased to present to you the semi-annual report for the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund.

     We continue to pursue the most important goals of our customers, safety of principal, liquidity and a rate of return that is competitive in the marketplace. However, there is another aspect of our operation that we pursue just as vigorously that, in our minds, is as important: customer service.

     Until a year and a half ago, our shareholders servicing function was provided by a third party. Known as the transfer agent function, this critical task includes printing customer statements, confirmations and providing dividend distributions for our customers. While our prior vendor was capable in this area, we felt that it was worth the time and cost associated with upgrading the service by taking it "in house." There is no better way to customize your service than to do it yourself.

     We have also felt from the onset that our customers should be able to talk to an individual rather than an automated phone system or a voice messaging system. When you call us between 7 a.m. and 6 p.m. Mountain time, you will talk directly to one of our shareholder servicing representatives who can answer questions about performance, transaction history, dividends or other questions related to the Funds. Each of our representatives is licensed with the NASD and has immediate access to shareholder account information.

     We would be interested in any thoughts you have that would make us more responsive to your needs.

     We appreciate your support of the Funds and you can be assured that we will be responsive and courteous to any requests or suggestions.

Sincerely,

/s/ W. Robert Alexander

W. Robert Alexander
Chairman
Financial Investors Trust


-----------------------------------------------------------------------------  1

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                       $145,670,046
Interest receivable                                                      680,859
Organizational costs, net of accumulated amortization                     38,975
Prepaid and other assets                                                  48,231
-----------------------------------------------------------------------------------

     Total Assets                                                    146,438,111
-----------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                        610,997
Accrued investment advisory fee                                            6,465
Accrued administration fee                                                27,578
Other payables                                                            36,259
-----------------------------------------------------------------------------------

     Total Liabilities                                                   681,299
-----------------------------------------------------------------------------------

NET ASSETS                                                          $145,756,812
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                     $145,784,449
Accumulated net realized loss                                            (27,637)
-----------------------------------------------------------------------------------

NET ASSETS                                                          $145,756,812
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shares of beneficial interest outstanding (no par value)             145,784,449
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Net asset value and redemption value per share                             $1.00
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------


See notes to financial statements.


2  ----------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

 Face Value                                                              Market Value*
 ----------                                                              ------------
                  U.S. TREASURY OBLIGATIONS  36.39%
-----------------------------------------------------------------------------------------------------------
                  U.S. TREASURY NOTES

$13,000,000         5.63%, 11/30/98                                       $13,001,454
  5,000,000         6.38%, 1/15/99                                          5,008,120
  8,000,000         5.00%, 2/15/99                                          7,991,867
  7,000,000         8.88%, 2/15/99                                          7,064,873
 10,000,000         6.25%, 3/31/99                                         10,073,520
                                                                          -----------
                  U.S. TREASURY BILLS
 10,000,000         4.21%, 1/28/99                                          9,898,223
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $53,038,057)                                                       53,038,057
                                                                          -----------



                    REPURCHASE AGREEMENTS
                    COLLATERALIZED BY U.S.
                    GOVERNMENT OBLIGATIONS  63.55%                                         Collateral Value
-----------------------------------------------------------------------------------------------------------
 7,250,000          Repurchase agreement with Bank of Nova Scotia,
                    5.25%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Note, 6.63% due
                    6/30/01                                                 7,253,172          $7,395,593

 7,250,000          Repurchase agreement with Chase Securities Inc.,
                    5.32%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bills due 3/4/99 -
                    3/25/99                                                 7,253,214           7,395,882

 7,250,000          Repurchase agreement with Deutsche Bank Corp.,
                    5.37%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Notes, 5.63% -
                    6.25% due 3/31/99 - 11/30/99                            7,253,244           7,395,774

 7,250,000          Repurchase agreement with Harris Nesbitt,
                    5.35%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bill, due 12/3/98,
                    U.S. Treasury Notes, 5.75% - 6.50%, due 10/31/00 -
                    8/15/05 and U.S. Treasury Bonds, 7.63% - 10.38%
                    due 11/15/09 - 2/15/25                                  7,253,232           7,396,346


-----------------------------------------------------------------------------  3

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Face Value                                                                Market Value*    Collateral Value
----------                                                                ------------     ----------------
                    REPURCHASE AGREEMENTS
                    COLLATERALIZED BY U.S.
                    GOVERNMENT OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------------------
$7,250,000          Repurchase agreement with J.P. Morgan & Co. Inc.,
                    5.30%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bond, 11.75%
                    due 11/15/14                                           $7,253,202          $7,395,403

 7,250,000          Repurchase agreement with Merrill Lynch Inc.,
                    5.35%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bond, 11.88%
                    due 11/15/03                                            7,253,232           7,401,195

 7,250,000          Repurchase agreement with Morgan Stanley Inc.,
                    5.38%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Note, 5.38% due
                    1/31/00                                                 7,253,250           7,396,231

 7,250,000          Repurchase agreement with Societe Generale Bank,
                    5.38%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bond, 10.75%
                    due 2/15/03                                             7,253,247           7,398,931

27,341,000          Repurchase agreement with State Street Bank
                    Corp., 5.25%, dated 10/30/98 and maturing
                    11/2/98, collateralized by U.S. Treasury Note,
                    7.50% due 5/15/02                                      27,352,963          28,729,656

 7,250,000          Repurchase agreement with UBS Securities Inc.,
                    5.35%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bill, due
                    10/14/99 and U.S. Treasury Note, 5.50% due
                    2/15/08                                                 7,253,233           7,398,759
                                                                         --------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $92,631,989)                                                       92,631,989          95,303,770
                                                                         --------------------------------


4  -----------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

                                                              Market Value*
                                                              -------------
TOTAL INVESTMENTS
  (Cost $145,670,046)                            99.94%        $145,670,046

Other Assets in Excess of Liabilities             0.06%              86,766
                                                ---------------------------

NET ASSETS                                      100.00%        $145,756,812
                                                ---------------------------
                                                ---------------------------


*See note 1 to financial statements.


-----------------------------------------------------------------------------  5

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $4,256,364
-----------------------------------------------------------------------------------
EXPENSES
Investment advisory fee (Note 2)                                          39,186
Administration services* (Note 2)                                        304,110
Legal                                                                      9,250
Amortization of organization costs                                        34,423
Insurance                                                                  3,408
Registration                                                               3,237
Other                                                                      2,014
-----------------------------------------------------------------------------------

Total Expenses                                                           395,628
-----------------------------------------------------------------------------------

Expenses waived by administrator                                        (137,044)
-----------------------------------------------------------------------------------

Net Expenses                                                             258,584
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  3,997,780
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,997,780
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.

See notes to financial statements.


6  -----------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the
                                                        Six Months Ended          For the
                                                        October 31, 1998        Year Ended
                                                           (Unaudited)        April 30, 1998
                                                        --------------------------------------
OPERATIONS
Net investment income                                       $3,997,780          $8,086,434
Net realized gain on investments                                     0               6,180
----------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations         3,997,780           8,092,614
----------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net investment income        (3,997,780)         (8,086,434)
----------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
(at net asset value of $1.00 per share)
Shares sold                                                148,058,890         597,251,125
Dividends reinvested                                         3,867,572           7,918,215
Shares redeemed                                           (144,338,594)       (634,698,326)
----------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
  transactions                                               7,587,868         (29,528,986)
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                        7,587,868         (29,522,806)

NET ASSETS:
Beginning of year                                          138,168,944         167,691,750
----------------------------------------------------------------------------------------------

End of year                                               $145,756,812        $138,168,944
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------


See notes to financial statements.


-----------------------------------------------------------------------------  7

U.S. TREASURY MONEY MARKET FUND -----------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                                    For the Six
                                                    Months Ended
                                                     October 31,               For the Year Ended April 30,
                                                       1998*           1998           1997           1996         1995 (2)
                                                    ------------------------------------------------------------------------
Net asset value - beginning of period                  $1.00          $1.00          $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.03           0.05           0.05           0.05           0.04
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                   (0.03)         (0.05)         (0.05)         (0.05)         (0.04)
----------------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                        $1.00          $1.00          $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Total return                                            2.61%          5.30%          5.15%          5.44%          4.71%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                     $145,757       $138,169       $167,692       $316,364       $109,055
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                 0.33%(3)       0.33%          0.30%          0.30%          0.50%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets                                    5.10%(3)       5.18%          5.02%          5.36%          4.87%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets
  without fee waivers                                   0.50%(3)       0.55%          0.67%          0.71%          1.32%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets without fee waivers                4.93%(3)       4.96%          4.65%          4.95%          4.05%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


*Unaudited
(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2)  Operations commenced on May 25, 1994.
(3)  Annualized

See notes to financial statements.

8  -----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                       $208,563,339
Interest receivable                                                      248,745
Organizational costs, net of accumulated amortization                      1,710
Prepaid and other assets                                                 107,140
--------------------------------------------------------------------------------

     Total Assets                                                    208,920,934
--------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                        926,529
Accrued investment advisory fee                                            7,381
Accrued administration fee                                                26,183
Other payables                                                            56,809
--------------------------------------------------------------------------------

     Total Liabilities                                                 1,016,902
--------------------------------------------------------------------------------

NET ASSETS                                                          $207,904,032
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                     $208,068,450
Accumulated net realized loss                                          (164,418)
--------------------------------------------------------------------------------

NET ASSETS                                                          $207,904,032
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares of beneficial interest outstanding (no par value)             207,917,161
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Net asset value and redemption value per share                             $1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

See notes to financial statements.


-----------------------------------------------------------------------------  9

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

Face Value                                                               Market Value*
----------                                                               ------------
                  U.S. TREASURY OBLIGATIONS  2.41%
-----------------------------------------------------------------------------------------------------------
                  U.S. Treasury Note
 $5,000,000         5.63%, 11/30/98                                        $5,000,526
                                                                        -------------

TOTAL U.S TREASURY OBLIGATIONS
  (Cost $5,000,526)                                                         5,000,526
                                                                        -------------

                  U.S. GOVERNMENT AGENCY
                  OBLIGATIONS  73.98%
-----------------------------------------------------------------------------------------------------------
                  FARMER MAC
 7,000,000          5.05%, 1/4/99                                           6,937,973

                  FEDERAL FARM CREDIT BANK
 7,000,000          5.65%, 1/4/99                                           7,000,686
 5,000,000          4.75%, 1/19/99                                          4,948,501
 4,000,000          4.69%, 2/12/99                                          3,946,862

                  FEDERAL HOME LOAN BANK
 4,000,000          4.72%, 1/13/99                                          3,962,175
 5,000,000          5.37%, 1/22/99                                          4,938,659
 7,000,000          5.07%, 3/19/99                                          6,864,156
 6,000,000          4.83%, 4/5/99                                           5,875,579
 9,000,000          4.77%, 4/9/99                                           8,810,892

                  FEDERAL HOME LOAN MORTGAGE CORP.
 6,000,000          5.14%, 11/4/98                                          5,998,280
 9,000,000          5.40%, 11/6/98                                          8,994,555
 9,000,000          5.37%, 12/2/98                                          8,958,953
 6,000,000          5.06%, 12/7/98                                          5,970,371
 7,500,000          4.76%, 1/14/99                                          7,427,484
 6,000,000          5.18%, 2/5/99                                           5,917,425
 5,000,000          5.18%, 2/12/99                                          4,926,189
 5,000,000          5.11%, 3/22/99                                          4,900,057

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
 3,400,000          5.39%, 11/10/98                                         3,395,894
10,703,000          5.39%, 11/20/98                                        10,673,867
 8,000,000          5.34%, 12/9/98                                          7,955,724


10  ----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Face Value                                                               Market Value*
----------                                                               ------------
                  U.S. GOVERNMENT AGENCY
                  OBLIGATIONS  (CONTINUED)
-------------------------------------------------------------------------------------
                  Federal National Mortgage Association (Continued)
$6,600,000          4.77%, 12/21/98                                        $6,557,076
 5,143,000          4.75%, 1/21/99                                          5,088,611
 5,000,000          5.18%, 2/18/99                                          4,921,839
 9,000,000          5.11%, 3/15/99                                          8,828,951
                                                                        -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $153,800,759)                                                     153,800,759
                                                                        -------------

                    REPURCHASE AGREEMENTS
                    COLLATERALIZED BY U.S.
                    GOVERNMENT OBLIGATIONS  23.93%                                         Collateral Value
-----------------------------------------------------------------------------------------------------------
10,000,000          Repurchase agreement with Bank of Nova Scotia,
                    5.25%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Note, 6.63% due
                    6/30/01                                                10,004,375         $10,200,035

10,250,000          Repurchase agreement with Deutsche Bank Corp.,
                    5.37%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Note, 6.25%
                    due 3/31/99                                            10,254,587          10,455,437

10,000,000          Repurchase agreement with Societe Generale Bank,
                    5.38%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Notes, 5.38% -
                    8.50% due 2/28/99 - 2/15/06 and U.S Treasury
                    Bonds, 7.63% - 11.63% due 8/15/03 - 2/15/07            10,004,479          10,213,851

 9,240,000          Repurchase agreement with State Street Bank
                    Corp., 5.25%, dated 10/30/98 and maturing
                    11/2/98, collateralized by U.S. Treasury Note,
                    7.50% due 5/15/02                                       9,244,043           9,709,207

----------------------------------------------------------------------------  11

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Face Value                                                                Market Value*    Collateral Value
----------                                                                ------------     ----------------
                    REPURCHASE AGREEMENTS
                    COLLATERALIZED BY U.S.
                    GOVERNMENT OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------------------
$10,250,000         Repurchase agreement with UBS Securities Inc.,
                    5.35%, dated 10/30/98 and maturing 11/2/98,
                    collateralized by U.S. Treasury Bill, due
                    10/14/99 and U.S. Treasury Note, 5.50%
                    due 2/15/08                                          $10,254,570          $10,460,395
                                                                       ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $49,762,054)                                                      49,762,054           51,038,925
                                                                       ----------------------------------

TOTAL INVESTMENTS
(Cost $208,563,339)                              100.32%                 208,563,339


Liabilities in Excess of Other Assets             (0.32%)                   (659,307)
                                               -------------------------------------

NET ASSETS                                       100.00%                $207,904,032
                                               -------------------------------------
                                               -------------------------------------

*See note 1 to financial statements.


12  ----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                     $5,528,173
-----------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                                          40,381
Administration services* (Note 2)                                        185,290
Legal                                                                      9,250
Amortization of organization costs                                         1,812
Insurance                                                                  3,882
Registration                                                                 881
Other                                                                      2,420
-----------------------------------------------------------------------------------

Total Expenses                                                           243,916
-----------------------------------------------------------------------------------

Expenses waived by administrator                                         (42,004)
-----------------------------------------------------------------------------------

Net Expenses                                                             201,912
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  5,326,261
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $5,326,261
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------


*Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit, training and printing.


See notes to financial statements.

----------------------------------------------------------------------------  13

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            For the
                                                        Six Months Ended          For the
                                                        October 31, 1998        Year Ended
                                                           (Unaudited)        April 30, 1998
                                                        --------------------------------------
OPERATIONS
Net investment income                                       $5,326,261          $7,068,999
----------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations         5,326,261           7,068,999
----------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net investment income        (5,326,261)         (7,068,999)
----------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
(at net asset value of $1.00 per share)
Shares sold                                                438,116,911         438,749,225
Dividends reinvested                                         4,814,583           6,088,821
Shares redeemed                                           (385,249,529)       (382,031,631)
----------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
     transactions                                           57,681,965          62,806,415
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  57,681,965          62,806,415

NET ASSETS:
Beginning of year                                          150,222,067          87,415,652
----------------------------------------------------------------------------------------------

End of year                                               $207,904,032        $150,222,067
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------


See notes to financial statements.

14  ----------------------------------------------------------------------------


U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                    For the Six
                                                    Months Ended
                                                     October 31,               For the Year Ended April 30,
                                                       1998*           1998           1997           1996         1995 (2)
                                                    ------------------------------------------------------------------------

Net asset value - beginning of period                  $1.00          $1.00         $9.97           $9.97         $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.03           0.05           0.14           0.55           0.44
Net realized and unrealized gain (loss)
  on investments                                        0.00           0.00           0.00           0.00          (0.03)
----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 0.03           0.05           0.14           0.55           0.41
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                   (0.03)         (0.05)         (0.14)         (0.55)         (0.44)
Stock Split                                             0.00           0.00          (8.97)          0.00           0.00
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                         (0.03)         (0.05)         (9.11)         (0.55)         (0.44)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                        $1.00          $1.00          $1.00          $9.97          $9.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total return                                            2.70%          5.48%          5.23%          5.65%          4.73%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $207,904       $150,222        $87,416        $31,082        $41,893
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.20%(3)       0.20%          0.23%          0.60%          0.45%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                    5.29%(3)       5.35%          5.13%          5.38%          5.23%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                   0.24%(3)       0.31%          0.39%          0.85%          0.65%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                5.24%(3)       5.24%          4.97%          5.12%          5.03%(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

*Unaudited
(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996 and a 9.97 to 1 stock split after the close of business on July 9, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the
     Fund's    investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2)  Operations commenced on June 7, 1994.
(3)  Annualized.


See notes to financial statements.

----------------------------------------------------------------------------  15

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

     ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of the initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


16  ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). Pursuant to these advisory agreements, GEIM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                     U.S Treasury          U.S. Government
     Average Net Assets            Money Market Fund      Money Market Fund
     ------------------            -----------------      -----------------
     First $500 million                  0.05%                  0.04%
     Next $500 million                  0.075%                  0.06%
     Next $500 million                   0.10%                  0.08%
     In excess of $1.5 billion           0.15%                  0.08%

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                     U.S Treasury          U.S. Government
     Average Net Assets            Money Market Fund*     Money Market Fund*
     ------------------            -----------------      -----------------
     First $500 million                  0.26%                  0.16%
     Next $500 million                   0.24%                  0.14%
     In excess of $1 billion             0.22%                  0.12%

*Subject to a minimum monthly fee of $50,000 and $30,000 for the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund, respectively.

     ALPS has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS. Fee waivers by ALPS are voluntary and may be terminated at any time.

     Three shareholders of the U.S. Treasury Money Market Fund owned 10.5 percent, 11.3 percent, and 12.6 percent of that Fund's outstanding shares at October 31, 1998. One shareholder of the U.S. Government Money Market Fund owned 14.3 percent of that Fund's outstanding shares at October 31, 1998.


----------------------------------------------------------------------------  17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     THIS PAGE
                                   INTENTIONALLY
                                     LEFT BLANK

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------








18  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     THIS PAGE
                                   INTENTIONALLY
                                     LEFT BLANK

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------








----------------------------------------------------------------------------  19